Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.35

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2026040963			XXX	Property Address	notePage	XXX	XXX	Subject property XXX showing in Note document. However Tape reflects XXX subject address XXX and XXX.
2026040963			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	The Qualifying Total Debt income ratio as per the calculation XXX%. However Tape Reflects XXX%.